Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Liabilities [Abstract]
Summary of Other Liabilities

(CAD$ in millions)	December 31, 2024	December 31, 2023
Long-term portion of derivative liabilities (current portion – $23 (2023 – $15))	$24	$18
Codelco preferential dividend liability (Note 12(a))	548	444
QB variable consideration to IMSA (Note 12(a))	60	115
Obligation to Neptune Bulk Terminals (derecognized as part of the sale of the steelmaking coal business (Note 5))	—	207
Downstream pipeline take-or-pay toll commitment	285	270
Other liabilities	182	89
	$1,099	$1,143